GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Financial — 0.11%
$1,518,000	AXA SA(a) 7.25%, 05/15/2021	$ 1,100,990
TOTAL CONVERTIBLE BONDS — 0.11% (Cost $1,518,000)		$1,100,990
Shares
COMMON STOCK
Basic Materials — 4.15%
28,032	Air Products & Chemicals Inc	5,595,468
11,098	Akzo Nobel NV	729,902
64,300	Albemarle Corp	3,624,591
196,362	CF Industries Holdings Inc	5,341,046
263,009	Dow Inc	7,690,383
226,950	DuPont de Nemours Inc	7,738,995
526,800	Freeport-McMoRan Inc	3,555,900
176,508	International Paper Co	5,494,694
9,300	PPG Industries Inc	777,480
2,318	Sherwin-Williams Co	1,065,167
		41,613,626
Communications — 6.90%
300,075	AT&T Inc	8,747,186
39,261	CenturyLink Inc	371,409
19,577	Charter Communications Inc Class A(b)	8,541,641
347,044	Cisco Systems Inc	13,642,300
389,769	Comcast Corp Class A	13,400,258
221,330	Fox Corp Class B	5,064,030
438,289	News Corp Class A	3,933,644
235,938	Telefonica SA	1,073,776
219,307	Verizon Communications Inc	11,783,365
26,498	Walt Disney Co	2,559,707
		69,117,316
Consumer, Cyclical — 7.01%
88,390	Alaska Air Group Inc	2,516,463
59,793	Aptiv PLC	2,944,207
162,300	Aramark	3,241,131
260,491	BJ's Wholesale Club Holdings Inc(b)(c)	6,634,706
150,497	General Motors Co	3,127,328
68,410	Hilton Worldwide Holdings Inc	4,668,298
25,699	Home Depot Inc	4,798,260
105,729	Kohl's Corp	1,542,586
101,923	Las Vegas Sands Corp	4,328,670
257,600	Mattel Inc(b)(c)	2,269,456
7,100	McDonald's Corp	1,173,985
45,100	MGM Resorts International	532,180
35,638	PACCAR Inc	2,178,551
126,659	PulteGroup Inc	2,827,029
14,600	Royal Caribbean Cruises Ltd	469,682
Shares		Fair Value
Consumer, Cyclical — (continued)
95,084	Southwest Airlines Co	$ 3,385,941
59,742	Walgreens Boots Alliance Inc	2,733,197
183,367	Walmart Inc	20,834,159
		70,205,829
Consumer, Non-Cyclical — 23.65%
209,311	AbbVie Inc	15,947,405
41,264	Amgen Inc	8,365,451
32,223	Anthem Inc	7,315,910
184,447	AstraZeneca PLC Sponsored ADR	8,237,403
78,300	Baxter International Inc	6,357,177
16,414	Becton Dickinson & Co	3,771,445
40,495	Bristol-Myers Squibb Co	2,257,191
48,770	Bunge Ltd	2,001,033
56,361	Cigna Corp	9,986,042
294,499	Conagra Brands Inc	8,640,601
151,979	CVS Health Corp	9,016,914
27,877	Danaher Corp	3,858,456
66,307	Eli Lilly & Co	9,198,107
101,589	Gilead Sciences Inc	7,594,794
110,268	GlaxoSmithKline PLC	2,068,809
18,900	GlaxoSmithKline PLC ADR	716,121
192,419	Johnson & Johnson	25,231,903
16,600	Kellogg Co	995,834
56,564	Keurig Dr Pepper Inc(c)	1,372,808
75,047	Kimberly-Clark Corp	9,596,260
170,650	Kroger Co	5,139,978
89,268	Medtronic PLC	8,050,188
121,669	Merck & Co Inc	9,361,213
85,359	Molson Coors Beverage Co Class B	3,329,855
4,600	Mondelez International Inc Class A	230,368
259,156	Nielsen Holdings PLC	3,249,816
57,698	PepsiCo Inc	6,929,530
407,733	Pfizer Inc	13,308,405
138,627	Philip Morris International Inc	10,114,226
82,123	Procter & Gamble Co	9,033,530
16,800	Regeneron Pharmaceuticals Inc(b)	8,203,272
164,714	Tyson Foods Inc Class A	9,531,999
55,379	United Rentals Inc(b)	5,698,499
22,400	Zimmer Biomet Holdings Inc	2,264,192
		236,974,735
Energy — 6.80%
1,025,848	BP PLC	4,206,325
17,675	Chevron Corp	1,280,730
158,621	ConocoPhillips	4,885,527
17,500	Enbridge Inc	509,075
240,326	Enterprise Products Partners LP	3,436,662
61,245	EOG Resources Inc	2,199,920
300,956	Exxon Mobil Corp	11,427,299
181,115	Halliburton Co	1,240,638
13,000	Hess Corp	432,900

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
218,481	Marathon Oil Corp	$ 718,802
226,327	Occidental Petroleum Corp(c)	2,620,867
57,900	ONEOK Inc	1,262,799
65,391	Ovintiv Inc(c)	176,556
27,409	Pioneer Natural Resources Co	1,922,741
20,100	Suncor Energy Inc	317,580
146,800	Targa Resources Corp	1,014,388
211,093	TC Energy Corp	9,379,754
409,938	Total SA(c)	15,445,988
27,600	Total SA ADR	1,027,824
102,358	Valero Energy Corp	4,642,959
		68,149,334
Financial — 22.53%
413,033	American International Group Inc	10,016,050
47,277	American Tower Corp REIT	10,294,567
117,500	Apollo Global Management Inc	3,936,250
210,728	Assured Guaranty Ltd	5,434,675
254,114	AXA SA	4,302,648
739,261	Bank of America Corp	15,694,511
35,112	Boston Properties Inc REIT	3,238,380
47,914	Capital One Financial Corp	2,415,824
129,106	Charles Schwab Corp	4,340,544
94,056	Chubb Ltd	10,505,115
311,984	Citigroup Inc	13,140,766
187,234	Equitable Holdings Inc	2,705,531
76,799	Equity Residential REIT	4,739,266
391,890	Fifth Third Bancorp	5,819,566
133,521	Franklin Resources Inc	2,228,465
170,508	Gaming & Leisure Properties Inc REIT	4,724,777
27,335	Goldman Sachs Group Inc	4,225,718
306,826	JPMorgan Chase & Co	27,623,545
202,496	KeyCorp	2,099,883
120,125	Loews Corp	4,183,954
15,916	Marsh & McLennan Cos Inc	1,376,097
228,692	MetLife Inc	6,991,114
256,434	MFA Financial Inc REIT	397,473
264,166	Morgan Stanley	8,981,644
18,821	Northern Trust Corp	1,420,233
56,345	Oportun Financial Corp(b)	594,440
108,336	PNC Financial Services Group Inc	10,369,922
313,835	Radian Group Inc	4,064,163
43,500	Raymond James Financial Inc	2,749,200
172,496	Rayonier Inc REIT	4,062,281
50,336	SL Green Realty Corp REIT	2,169,482
199,112	State Street Corp	10,606,696
84,218	US Bancorp	2,901,310
675,923	Wells Fargo & Co	19,398,990
308,649	Weyerhaeuser Co REIT	5,231,601
16,180	Willis Towers Watson PLC	2,748,173
		225,732,854
Shares		Fair Value
Industrial — 9.49%
47,222	Boeing Co	$ 7,042,689
146,096	CRH PLC	3,950,871
60,638	Eaton Corp PLC	4,710,966
58,643	Emerson Electric Co	2,794,339
10,396	Flowserve Corp	248,360
91,849	Fortune Brands Home & Security Inc	3,972,469
1,432,317	General Electric Co	11,372,597
28,119	Honeywell International Inc	3,762,041
250,212	Johnson Controls International PLC	6,745,716
49,571	L3Harris Technologies Inc	8,928,728
39,211	Northrop Grumman Corp	11,863,288
68,011	nVent Electric PLC	1,147,346
42,465	Raytheon Co	5,569,285
13,660	Snap-on Inc	1,486,481
2,500	Stanley Black & Decker Inc	250,000
77,101	Stericycle Inc(b)(c)	3,745,567
52,465	Union Pacific Corp	7,399,664
97,295	United Parcel Service Inc Class B	9,089,299
11,200	United Technologies Corp	1,056,496
		95,136,202
Technology — 8.97%
91,287	Activision Blizzard Inc	5,429,751
23,002	Apple Inc	5,849,179
81,275	Applied Materials Inc	3,724,020
16,082	Cognizant Technology Solutions Corp Class A	747,331
11,200	DXC Technology Co	146,160
46,203	Fidelity National Information Services Inc	5,620,133
101,507	Intel Corp	5,493,559
196,974	Microsoft Corp	31,064,769
44,864	NXP Semiconductors NV	3,720,571
286,055	QUALCOMM Inc	19,351,621
80,420	Texas Instruments Inc	8,036,371
16,100	Western Digital Corp	670,082
		89,853,547
Utilities — 7.08%
65,500	Ameren Corp	4,770,365
109,798	American Electric Power Co Inc	8,781,644
208,100	CenterPoint Energy Inc	3,215,145
119,489	Edison International	6,546,802
216,948	Exelon Corp	7,985,856
19,922	NextEra Energy Inc	4,793,632
371,127	NiSource Inc	9,267,041
272,486	NRG Energy Inc	7,427,968
33,360	Sempra Energy	3,769,346

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
264,868	Southern Co	$ 14,339,954
		70,897,753
TOTAL COMMON STOCK — 96.58% (Cost $1,057,850,902)		$967,681,196
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.82%
90,512	Becton Dickinson & Co 6.13%	4,946,976
3,121	Danaher Corp 4.75%	3,253,892
		8,200,868
Industrial — 0.05%
7,145	Stanley Black & Decker Inc 5.25%	501,794
Utilities — 0.80%
38,544	NextEra Energy Inc 5.28%	1,694,566
31,980	Sempra Energy 6.00%	2,994,957
10,177	Sempra Energy 6.75%(c)	955,926
53,439	Southern Co 6.75%	2,372,691
		8,018,140
TOTAL CONVERTIBLE PREFERRED STOCK — 1.67% (Cost $17,150,435)		$16,720,802
GOVERNMENT MONEY MARKET MUTUAL FUNDS
590,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.37%(e)	590,000
471,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.34%(e)	471,000
549,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.43%(e)	549,000
540,000	JPMorgan US Government Money Market Fund Capital Shares(d), 0.32%(e)	540,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.21% (Cost $2,150,000)		$2,150,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.47%
$6,392,859	Undivided interest of 12.02% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $6,392,859 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(d)	$ 6,392,859
6,392,859	Undivided interest of 12.02% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $6,392,859 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(d)	6,392,859
6,392,859	Undivided interest of 12.28% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $6,392,859 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(d)	6,392,859

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 562,052	Undivided interest of 13.72% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc., 0.02%, dated 3/31/20 to be repurchased at $562,052 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,180,835.(d)	$ 562,052
2,669,773	Undivided interest of 21.41% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $2,669,773 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,733,180.(d)	2,669,773
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,357,117	Undivided interest of 43.28% in a repurchase agreement (principal amount/value $5,448,888 with a maturity value of $5,448,890) with Bank of Montreal, 0.01%, dated 3/31/20 to be repurchased at $2,357,117 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.69%, 9/10/20 - 1/20/69, with a value of $5,557,868.(d)	$ 2,357,117
TOTAL SHORT TERM INVESTMENTS — 2.47% (Cost $24,767,519)		$24,767,519
TOTAL INVESTMENTS — 101.04% (Cost $1,103,436,856)		$1,012,420,507
OTHER ASSETS & LIABILITIES, NET — (1.04)%		$(10,454,535)
TOTAL NET ASSETS — 100.00%		$1,001,965,972

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2020.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2020.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	376,172	GBP	291,000	June 17, 2020	$14,256
CIT	USD	4,015,260	EUR	3,592,000	June 17, 2020	42,284
CIT	USD	12,244,398	GBP	9,471,700	June 17, 2020	464,467
GS	CAD	70,415	USD	52,979	April 15, 2020	(2,933)
HSB	USD	3,355,550	EUR	3,034,900	June 17, 2020	(1,239)
SSB	USD	2,133,909	EUR	1,980,700	June 17, 2020	(56,869)
UBS	GBP	1,485,500	USD	1,714,872	June 17, 2020	132,641
					Net Appreciation	$592,607
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of March 31, 2020 (Unaudited)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
SSB	State Street Bank
UBS	UBS AG
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$—	$1,100,990	$—	$1,100,990
Common Stock	935,902,877	31,778,319	—	967,681,196
Convertible Preferred Stock	—	16,720,802	—	16,720,802
Government Money Market Mutual Funds	2,150,000	—	—	2,150,000
Short Term Investments	—	24,767,519	—	24,767,519
Total investments, at fair value:	938,052,877	74,367,630	0	1,012,420,507
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	653,648	—	653,648
Total Assets	$938,052,877	$75,021,278	$0	$1,013,074,155
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(61,041)	—	(61,041)
Total Liabilities	$0	$(61,041)	$0	$(61,041)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

March 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $21,376,235 in forward contracts for the reporting period.

March 31, 2020